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                           ING VARIABLE PRODUCTS TRUST
                        ING VP LargeCap Growth Portfolio
                      ING VP MidCap Opportunities Portfolio
                     ING VP SmallCap Opportunities Portfolio

                        Supplement dated October 4, 2005
                 to the Adviser Class ("ADV Class") Prospectus,
                   Class I Prospectus, and Class S Prospectus
                            Each dated April 29, 2005

Effective immediately, the Prospectuses are revised as follows:

ING VP LargeCap Growth Portfolio

      The fourth sentence of the second paragraph under the section entitled "Investment Strategy" on page 4 of the ADV Class Prospectus, page 8 of the Class I Prospectus, and page 10 of the Class S Prospectus is deleted and replaced with the following:

            The market capitalization of companies in the S&P 500 Index as of July 31, 2005, ranged from $425 million to $374 billion.

      The fourth paragraph under the section entitled "Investment Strategy" on page 4 of the ADV Class Prospectus, page 8 of the Class I Prospectus, and page 10 of the Class S Prospectus is deleted and replaced with the following:

            The Portfolio may invest up to 20% of its assets in securities of foreign issuers, non-U.S. dollar denominated securities, initial public offerings and, to the extent permitted by the Investment Company Act of 1940, as amended, in other investment companies, including exchange-traded funds.

ING VP MidCap Opportunities Portfolio

      The fifth and sixth sentences of the first paragraph under the section entitled "Investment Strategy" on page 6 of the ADV Class Prospectus, page 10 of the Class I Prospectus, and page 12 of the Class S Prospectus is deleted and replaced with the following:

            Capitalization of companies in the Russell Midcap(R) Growth Index will change with market conditions. The market capitalization of companies in the Russell Midcap(R) Growth Index as of July 31, 2005, ranged from $950 million to $15.2 billion.

ING VP SmallCap Opportunities Portfolio

      The fifth and sixth sentences of the first paragraph under the section entitled "Investment Strategy" on page 12 of the Class I Prospectus and page 14 of the Class S Prospectus is deleted and replaced with the following:
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            Capitalization of companies in the Russell 2000(R) Growth Index will change with market conditions. The market capitalization of companies in the Russell 2000(R) Growth Index as of July 31, 2005, ranged from $73 million to $2.6 billion.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE